                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       85

Form 13F Information Table Value Total:   $  36,679
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                    --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ACTEL CORP                        COM          004934105     $868        62,700      SH          SHARED       NONE       62,700
AMERICAN EAGLE OUTFITTERS         COM          02553E106     $657        35,500      SH          SHARED       NONE       35,500
BUCKEYE TECHNOLOGIES INC          COM          118255108     $313        23,900      SH          SHARED       NONE       23,900
CIBER INC                         COM          17163B102     $187        50,000      SH          SHARED       NONE       50,000
CABOT OIL & GAS CORP              COM          127097103     $368        10,000      SH          SHARED       NONE       10,000
CAMBREX CORP                      COM          132011107     $190        46,900      SH          SHARED       NONE       46,900
CRA INTERNATIONAL INC             COM          12618T105     $319        13,900      SH          SHARED       NONE       13,900
CLEAN HARBORS INC                 COM          184496107     $950        17,100      SH          SHARED       NONE       17,100
COMCAST CORP-CLASS A              CL A         20030N101     $345        18,300      SH          SHARED       NONE       18,300
COMSTOCK RESOURCES INC            COM NEW      205768203     $458        14,400      SH          SHARED       NONE       14,400
COURIER CORP                      COM          222660102     $272        16,500      SH          SHARED       NONE       16,500
ENERGYSOLUTIONS INC               COM          292756202     $426        66,300      SH          SHARED       NONE       66,300
ENTERCOM COMMUNICATIONS-CL A      CL A         293639100     $166        14,000      SH          SHARED       NONE       14,000
FAIRCHILD SEMICON INTERNATIO      COM          303726103     $479        45,000      SH          SHARED       NONE       45,000
FERRO CORP                        COM          315405100     $287        32,700      SH          SHARED       NONE       32,700
FIRST CHESTER COUNTY CORP         COM          31947W100     $172        17,000      SH          SHARED       NONE       17,000
FISHER COMMUNICATIONS INC         COM          337756209     $188        13,300      SH          SHARED       NONE       13,300
FLUSHING FINANCIAL CORP           COM          343873105     $227        17,900      SH          SHARED       NONE       17,900
FORMFACTOR INC                    COM          346375108     $369        20,800      SH          SHARED       NONE       20,800
FURMANITE CORP                    COM          361086101     $384        74,000      SH          SHARED       NONE       74,000
GT SOLAR INTERNATIONAL INC        COM          3623E0209     $105        20,000      SH          SHARED       NONE       20,000
GLATFELTER                        COM          377316104     $351        24,200      SH          SHARED       NONE       24,200
GREAT LAKES DREDGE & DOCK CO      COM          390607109     $1,043     198,600      SH          SHARED       NONE      198,600
HARLEYSVILLE NATIONAL CORP        COM          412850109     $253        37,700      SH          SHARED       NONE       37,700
ICO INC                           COM          449293109     $452        56,000      SH          SHARED       NONE       56,000
INTERNATIONAL COAL GROUP INC      COM          45928H106     $114        25,000      SH          SHARED       NONE       25,000
LIN TV CORP-CL A                  CL A         532774106     $202        35,100      SH          SHARED       NONE       35,100
MARTEN TRANSPORT LTD              COM          573075108     $822        41,700      SH          SHARED       NONE       41,700
MATTSON TECHNOLOGY INC            COM          577223100     $206        45,000      SH          SHARED       NONE       45,000
MERIT MEDICAL SYSTEMS INC         COM          589889104     $336        22,000      SH          SHARED       NONE       22,000
METHANEX CORP                     COM          59151K108     $370        15,200      SH          SHARED       NONE       15,200
NORTHGATE MINERALS CORP           COM          666416102     $165        55,000      SH          SHARED       NONE       55,000
OCWEN FINANCIAL CORP              COM NEW      675746309     $803        72,400      SH          SHARED       NONE       72,400
OLD NATL BANCORP/IN               COM          680033107     $233        19,500      SH          SHARED       NONE       19,500
PERICOM SEMICONDUCTOR CORP        COM          713831105     $236        22,000      SH          SHARED       NONE       22,000
PHARMACEUTICAL PRODUCT DEVEL      COM          717124101     $594        25,000      SH          SHARED       NONE       25,000
PHARMERICA CORP                   COM          71714F104     $343        18,800      SH          SHARED       NONE       18,800
POWERSECURE INTERNATIONAL IN      COM          73936N105     $383        48,600      SH          SHARED       NONE       48,600
RF MICRO DEVICES INC              COM          749941100     $239        48,000      SH          SHARED       NONE       48,000
SARA LEE CORP                     COM          803111103     $400        28,700      SH          SHARED       NONE       28,700
SEACHANGE INTERNATIONAL INC       COM          811699107     $1,043     145,200      SH          SHARED       NONE      145,200
SEAGATE TECHNOLOGY                SHS          G7945J104     $438        24,000      SH          SHARED       NONE       24,000
SENECA FOODS CORP - CL A          CL A         817070501     $417        14,325      SH          SHARED       NONE       14,325
SIMMONS FIRST NATL CORP-CL A      CL A $1 PAR  828730200     $254         9,200      SH          SHARED       NONE        9,200
STANDARD MICROSYSTEMS CORP        COM          853626109     $659        28,300      SH          SHARED       NONE       28,300
SUNPOWER CORP-CLASS B             COM CL B     867652307     $355        21,200      SH          SHARED       NONE       21,200
HANOVER INSURANCE GROUP INC/      COM          410867105     $1,544      35,400      SH          SHARED       NONE       35,400
TIMBERLAND CO-CLASS A             CL A         887100105     $941        44,100      SH          SHARED       NONE       44,100
UNIT CORP                         COM          909218109     $359         8,500      SH          SHARED       NONE        8,500
XYRATEX LTD                       COM          G98268108     $203        12,000      SH          SHARED       NONE       12,000
WYNDHAM WORLDWIDE CORP            NOTE 3.5%    98310WAC2     $829       400,000      PRN         SHARED       NONE      400,000
TEXTRON INC                       NOTE 4.5%    883203BN0     $696       400,000      PRN         SHARED       NONE      400,000
NEWMONT MINING CORP               NOTE 3.0%    651639AK2     $385       304,000      PRN         SHARED       NONE      304,000
ACUITY BRANDS INC                 COM          00508Y102     $380         9,000             PUT  SHARED       NONE        9,000
AZZ INC                           COM          002474104     $1,016      30,000             PUT  SHARED       NONE       30,000
SPDR DJIA TRUST                   UT SER 1     78467X109     $489         4,500             PUT  SHARED       NONE        4,500
CURRENCYSHARES EURO TRUST         EURO SHS     23130C108     $404         3,000             PUT  SHARED       NONE        3,000
CURRENCYSHARES JAPANESE YEN       JAPANESE YEN 23130A102     $530         5,000             PUT  SHARED       NONE        5,000
SPDR GOLD TRUST                   GOLD SHS     78463V107     $545         5,000             PUT  SHARED       NONE        5,000
ISHARES COHEN & STEERS RLTY       COHN&ST RLTY 464287564     $401         7,000             PUT  SHARED       NONE        7,000
ISHARES COHEN & STEERS RLTY       COHN&ST RLTY 464287564     $401         7,000             PUT  SHARED       NONE        7,000
ISHARES RUSSELL MICROCAP INX      RSSL MCRCP   464288869     $322         7,500             PUT  SHARED       NONE        7,500
ISHARES RUSSELL MICROCAP INX      RSSL MCRCP   464288869     $215         5,000             PUT  SHARED       NONE        5,000
ISHARES DJ US TRANSPORT AVG       TRANSP AVE   464287192     $395         5,000             PUT  SHARED       NONE        5,000
SPDR BARCLAYS CAPITAL HIGH        BRCLYS YLD E 78464A417     $398        10,000             PUT  SHARED       NONE       10,000
SPDR BARCLAYS CAPITAL HIGH        BRCLYS YLD E 78464A417     $279         7,000             PUT  SHARED       NONE        7,000
JPMORGAN CHASE & CO               COM          46625H100     $403         9,000             PUT  SHARED       NONE        9,000
SPDR KBW REGIONAL BANKING ETF     KBW REGN BK  78464A698     $262        10,000             PUT  SHARED       NONE       10,000
SPDR KBW REGIONAL BANKING ETF     KBW REGN BK  78464A698     $157         6,000             PUT  SHARED       NONE        6,000
SPDR KBW REGIONAL BANKING ETF     KBW REGN BK  78464A698     $184         7,000             PUT  SHARED       NONE        7,000
SPDR S&P MIDCAP 400 ETF TRUS      UTSER1 S&PD  78467Y107     $429         3,000             PUT  SHARED       NONE        3,000
SPDR S&P MIDCAP 400 ETF TRUS      UTSER1 S&PD  78467Y107     $573         4,000             PUT  SHARED       NONE        4,000
NORDIC AMER TANKER SHIPP          COM          G65773106     $394        13,000             PUT  SHARED       NONE       13,000
SCHULMAN (A.) INC                 COM          808194104     $489        20,000             PUT  SHARED       NONE       20,000
SEMICONDUCTOR HOLDRS TRUST        DEP RCPT     816636203     $418        15,000             PUT  SHARED       NONE       15,000
SEMICONDUCTOR HOLDRS TRUST        DEP RCPT     816636203     $279        10,000             PUT  SHARED       NONE       10,000
SPDR S&P 500 ETF TRUST            UNIT SER 1   78462F103     $456         3,900             PUT  SHARED       NONE        3,900
MATERIALS SELECT SECTOR SPDR      SBI MATRLS   81369Y100     $339        10,000             PUT  SHARED       NONE       10,000
SPDR S&P OIL & GAS EXP & PR       S&P OLGS EXP 78464A730     $253         6,000             PUT  SHARED       NONE        6,000
SPDR S&P RETAIL ETF               S&P RTL ETF  78464A714     $413        10,000             PUT  SHARED       NONE       10,000
ISHARES RUSSELL 2000              RSSLL 2000   464287655     $542         8,000             PUT  SHARED       NONE        8,000
ISHARES RUSSELL 2000              RSSLL 2000   464287655     $400         5,900             PUT  SHARED       NONE        5,900
ISHARES RUSSELL 2000              RSSLL 2000   464287655     $678        10,000             PUT  SHARED       NONE       10,000
ISHARES RUSSELL 2000              RSSLL 2000   464287655     $339         5,000             PUT  SHARED       NONE        5,000
SUNPOWER CORP-CLASS B             COM CL B     867652307     $502        30,000             CALL SHARED       NONE       30,000

							     $36,679



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